UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08729

Millennium Funds, Inc.

(Exact name of registrant as specified in charter)

400 Montgomery Street, Suite 800

San Francisco, California    94104

 (Address of principal executive offices)

(Zip code)

Lisa Dowlett

Millennium Funds, Inc.

400 Montgomery Street, Suite 800

San Francisco, California    94104

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (415) 835-5900

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2002

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Millennium Funds, Inc.

The Millennium Growth Fund

The Millennium Growth & Income Fund

SEMI-ANNUAL REPORT

December 31, 2002

MILLENNIUM GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

Shares	Security Description	Value
Common Stock (1.99%)

Electronic Components (1.99%)
30,000	Ramtron International Corp. *	$ 84,000

Networking Products (0.00%)
0.25	Qlogic Corp. *	9

TOTAL COMMON STOCKS (Cost $515,550)		84,009

Money Market Funds - 98.63%
4,154,313	Union Bank Money Market	4,154,313
	(Current Yield 1.00%)

TOTAL CASH EQUIVALENTS		$ 4,154,313

TOTAL INVESTMENTS - 100.62%		$ 4,238,322
Cost ($4,669,873)

OTHER ASSETS LESS LIABILITIES - -0.62%		(26,243)

NET ASSETS - 100.00%		$ 4,212,079

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

MILLENNIUM GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

Shares	Security Description	Value

Natural Gas Utilities (1.49%)
1,100	Northern Border Partners LP	$ 41,657

TOTAL LIMITED PARTNERSHIPS (Cost $43,922)		41,657

Money Market Funds - 98.57%
2,760,608	Union Bank Money Market	2,760,608
	(Current Yield 1.00%)

TOTAL INVESTMENTS - 100.06%		$ 2,802,265
Cost ($2,804,530)

OTHER ASSETS LESS LIABILITIES - -0.06%		(1,519)

NET ASSETS - 100.00%		$ 2,800,746

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS & LIABILITIES
December 31, 2002 (Unaudited)

		Millennium
	Millennium	Growth &
	Growth	Income
	Fund	Fund

Assets:
Investment Securities at Market Value	$ 4,238,322	$ 2,802,265
(Cost $4,669,873 and $2,804,530, respectively)
Cash	-	7,470
Dividends and Interest Receivable	114	76
Total Assets	4,238,436	2,809,811
Liabilities:
Payable to Custodian Bank	5,151	-
Accrued Expenses	21,206	9,065
Total Liabilities	26,357	9,065
Net Assets	$ 4,212,079	$ 2,800,746

Net Assets Consist of:
Paid-In Capital	$16,232,231	$ 8,796,990
Accumulated Undistributed Net Investment Income	(37,781)	(32,630)
Accumulated Undistributed Realized
Gain (Loss) on Investments - Net	(11,550,821)	(5,961,350)
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Identified Cost - Net	(431,551)	(2,265)
Net Assets	$ 4,212,078	$ 2,800,745

Shares of Beneficial Interest, No Par Value	776,241	482,519
Per Share Net Asset Value and Offering Price	$ 5.43	$ 5.80

Per Share Redemption Price (Note 5)	$ 5.32	$ 5.69

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
December 31, 2002 (Unaudited)

		Millennium
	Millennium	Growth &
	Growth	Income
	Fund	Fund
Investment Income:
Dividends	$ -	$ 1,760
Interest	34,990	30,831
Total Investment Income	34,990	32,591
Expenses:
Investment Advisory	23,734	21,152
Administration Fees	-	-
Transfer Agent	15,250	15,250
Custodian Fees	1,834	1,834
Amortization of Organization costs	279	4,269
Legal	19,372	18,199
Audit	4,260	4,260
Directors Fees and Expenses	798	798
Compliance	4,853	5,308
Miscellaneous	2,325	685
Total Expenses	72,705	71,755
Fees reimbursed (Note 3)	66	(6,534)
Net Expenses	72,771	65,221

Net Investment Loss	(37,781)	(32,630)

Realized and Unrealized (Loss) on Investments:
Realized (Loss) on Investments	-	(106,904)
Unrealized Appreciation on Investments	17,577	72,837
Net Realized and Unrealized (Loss) on Investments	17,577	(34,067)

Net Increase (Decrease) in Net Assets from Operations	$ (20,204)	$ (66,697)

The accompanying notes are an integral part of the financial statements.

MILLENNIUM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ending	Year ending
	12/31/2002	6/30/2002
FROM OPERATIONS:
Net Investment Income	$ (37,781)	$ (65,788)
Net Realized Gain (Loss) on Investments	0	(2,906,318)
Net Unrealized Appreciation (Depreciation)	17,577	298,876
Increase (Decrease) in Net Assets from Operations	(20,204)	(2,673,230)
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net (Decrease) in Net Assets from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	65,008	406,947
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(866,290)	(1,326,092)
Net Increase (Decrease) in Net Assets	(801,282)	(919,145)
from Shareholder Activity

NET ASSETS:
Net Increase (Decrease) in Net Assets	(821,486)	(3,592,375)
Net Assets at Beginning of Period	5,033,564	8,625,939
Net Assets at End of Period	$ 4,212,078	$ 5,033,564

SHARE TRANSACTIONS:
Issued	11,909	70,322
Reinvested	0	0
Redeemed	(159,019)	(220,505)
Net Increase (Decrease) in Shares	(147,110)	(150,183)
Shares Outstanding at Beginning of Period	923,351	1,073,534
Shares Outstanding at End of Period	776,241	923,351

Accumulated Undistributed Net Investment Income	$ 0	$ 0

The accompanying notes are an integral part of the financial statements.

MILLENNIUM GROWTH & INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months
	ending	Year ending
	12/31/2002	6/30/2002
FROM OPERATIONS:
Net Investment Income	$ (32,630)	$ (45,552)
Net Realized Gain (Loss) on Investments	(106,904)	(2,476,935)
Net Unrealized Appreciation (Depreciation)	72,837	343,333
Increase (Decrease) in Net Assets from Operations	(66,697)	(2,179,154)
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net Decrease in Net Assets from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	16,386	1,163,835
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(1,692,198)	(737,101)
Net Increase in Net Assets from Shareholder Activity	(1,675,812)	426,734

NET ASSETS:
Net Increase in Net Assets	(1,742,509)	(1,752,420)
Net Assets at Beginning of Period	4,543,254	6,295,674
Net Assets at End of Period	$ 2,800,745	$ 4,543,254

SHARE TRANSACTIONS:
Issued	2,809	180,534
Reinvested	0	-
Redeemed	(291,154)	(109,329)
Net Increase (Decrease) in Shares	(288,345)	71,205
Shares Outstanding at Beginning of Period	770,864	699,659
Shares Outstanding at End of Period	482,519	770,864

Accumulated Undistributed Net Investment Income	$ 0	$ 0

The accompanying notes are an integral part of the financial statements.

MILLENNIUM GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period

	Six months		Year	Year	Year	Year
	ending		ending	ending	ending	ending
	12/31/2002		6/30/2002	6/30/2001	6/30/2000	6/30/1999

Net Asset Value at Beginning of Period	$ 5.45		$ 8.04	$ 19.64	$ 16.41	$ 11.78

Net Investment Income	(0.04)		(0.06)	(0.18)	(0.15)	(0.15)
Net Gains or Losses on Securities
(Realized and Unrealized)	0.02		(2.53)	(10.52)	8.03	7.50
Total from Investment Operations	(0.02)		(2.59)	(10.70)	7.88	7.35

Distributions from Net Investment Income	-		-	-	-	-
Distributions from Capital Gains	-		-	(0.90)	(4.65)	(2.72)
Total Distributions	-		-	(0.90)	(4.65)	(2.72)

Net Asset Value at End of Period	$ 5.43		$ 5.45	$ 8.04	$ 19.64	$ 16.41

Total Return	(0.37)%		(32.21)%	(56.48)%	55.34%	65.99%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 4,212		$ 5,034	$ 8,626	$ 23,361	$ 8,459
Ratio of Expenses to Average Net Assets
After reimbursement/waiver of fees	2.97%	**	2.50%	2.01%	1.45%	1.45%
Before reimbursement/waiver of fees	2.97%	**	2.43%	2.85%	1.82%	3.46%
Ratio of Net Investment Income to
Average Net Assets	(1.54)%	**	(1.17)%	(1.22)%	(1.05)%	(0.85)%

Portfolio Turnover Rate	0%		99%	128%	105%	984%

*Commencement of Operations
**Annualized

The accompanying notes are an integral part of the financial statements.

MILLENNIUM GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period

	Six months		Year	Year	Year	Year
	ending		ending	ending	ending	ending
	12/31/2002		6/30/2002	6/30/2001	6/30/2000	6/30/1999

Net Asset Value at Beginning of Period	$ 5.89		$ 9.00	$ 17.33	$ 13.83	$ 10.00

Net Investment Income	(0.04)		(0.07)	(0.13)	(0.14)	(0.06)
Net Gains or Losses on Securities
(Realized and Unrealized)	(0.05)		(3.04)	(5.95)	7.19	4.12
Total from Investment Operations	(0.09)		(3.11)	(6.08)	7.05	4.06

Distributions from Net Investment Income	-		-	-	-	-
Distributions from Capital Gains	-		-	(2.25)	(3.55)	(0.23)
Total Distributions	-		-	(2.25)	(3.55)	(0.23)

Net Asset Value at End of Period	$ 5.80		$ 5.89	$ 9.00	$ 17.33	$ 13.83

Total Return	(1.53)%		(34.56)%	(39.21)%	57.04%	40.79%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 2,801		$ 4,543	$ 6,296	$ 16,407	$ 8,781
Ratio of Expenses to Average Net Assets
After reimbursement/waiver of fees	2.99%	**	2.50%	2.05%	1.45%	1.45%
Before reimbursement/waiver of fees	3.29%	**	2.63%	2.94%	2.04%	2.24%
Ratio of Net Investment Income to
Average Net Assets	(1.50)%	**	(0.92)%	(0.69)%	(1.00)%	(0.47)%

Portfolio Turnover Rate	0%		164%	167%	128%	579%

**Annualized

The accompanying notes are an integral part of the financial statements.

Note 1.  Organization

The Millennium Growth Fund (the “Growth Fund”) and the Millennium Growth & Income Fund (the “Growth & Income Fund”) are registered as non-diversified open-end management investment companies under the Investment Company Act of 1940, as amended (the “Act”).  The Growth Fund and the Growth & Income Fund (each a “Fund” and collectively, the “Funds”) are each a series of Millennium Funds, Inc. (the “Company”).  The Growth Fund’s primary investment objective is growth of capital.  The Growth & Income Fund’s primary investment objective is growth of capital and dividend income.  The Growth Fund commenced operations on July 16, 1997 and the Growth & Income Fund commenced operations on June 26, 1998.

Note 2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period.  Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation - On each Fund business day, the Company determines the net asset value per share of each Fund as of the close of the regular trading day on the New York Stock Exchange.  Securities, other than short-term securities, held by each Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services.  If no sales price is reported, the mean of the last bid and ask price is used.  In the absence of readily available market quotations, securities are valued at fair value as determined by the Company’s Board of Directors pursuant to the Company’s valuation procedures.  Securities that mature in sixty days or less are valued at amortized cost, which approximates market value.  Investments in other open-end regulated investment companies are valued at net asset value.

Security Transactions and Investment Income - Investment transactions are accounted for on trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded as earned.  Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

Repurchase Agreements - Each Fund may invest in repurchase agreements.  Each Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price.  In the event of default, each Fund may have difficulties disposing of such securities.

Distributions to Shareholders - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by the Funds.

Federal Taxes - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income.  In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax.  Therefore, no federal income or excise tax provision is required.

Expense Allocation - The Company accounts separately for the assets, liabilities and operations of each Fund.  Expenses that are directly attributable to more than one Fund are allocated among the respective Funds in proportion to each Fund’s average daily net assets.

Organization Costs - The Growth Fund incurred expenses of $279 in connection with its organization.  These costs have been deferred and are being amortized on a straight-line basis through July 15, 2002.  The Growth & Income Fund incurred expenses of $4,269 in connection with its organization.  Those costs have been deferred and are being amortized on a straight-line basis through June 25, 2003.

Adoption of New Accounting Principle - In November 2000, the American Institute of Certified Public Accountants (“AICPA”) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the “Guide”).  The Guide applies to annual financial statements issued after December 15, 2000.  The adoption of the Guide does not have a significant effect on the financial statements.

Note 3.  Advisory Fees and Other Transactions with Related Parties

Investment Advisor - The Funds have an investment advisory agreement with Millennium Capital Advisors, Inc. (the “Advisor”).  Under this agreement, the Advisor provides each Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of 0.95% of the average daily net assets of the Fund.

As of November 1, 2000, the Advisor has agreed to reimburse the Funds to the extent necessary to limit aggregate annual operating expenses to 2.50% of average net assets annually.  Any reductions made by the Advisor in its fees and expenses it reimburses may be subject to recapture by the Funds, if the recapture is approved by the Funds' Board of Directors and the Funds are able to effect such recapture and comply with any expense limitations in effect at that time.  The Advisor is entitled to recoup fees waived or expenses reimbursed for either Fund in succeeding years in the event that the expense ratio of a Fund in those years is below the 2.50% cap (without fee waivers or expense reimbursements).  For the six months ending December 31, 2002 the Advisor was reimbursed by the Growth Fund $66 and Advisor has reimbursed the Growth & Income Fund in the amount of $6,534.  As of June 30, 2002, the cumulative reimbursed expenses subject to recapture by the Advisor for the Growth Fund and Growth & Income Fund amounted to $314,472 and $184,736, respectively.

Directors’ Fees – Disinterested Directors are compensated with an annual retainer plus a meeting fee as well as reimbursement for any expenses incurred in connection with attending each meeting. For the year ended June 30, 2002, directors’ fees and expenses were $591 and $518 for the Growth Fund and the Growth & Income Fund, respectively.

Note 4.  Security Transactions

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the six months ended December 31, 2002 for the Growth Fund and Growth & Income Fund were as follows:

	Millennium Growth Fund	Millennium Growth & Income Fund
Cost of Purchases	$ 0	$ 0
Proceeds from Sales	$12,359,079	$4,321,796

For federal income tax purposes, the tax cost basis of investment securities, net unrealized appreciation of investments, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation for all securities, and the capital loss carryovers (expiring beginning in 2009) available to offset future capital gains, as of June 30, 2002, were as follows:

	Millennium Growth Fund	Millennium Growth & Income Fund
Aggregate Gross Unrealized Appreciation	29	24
Aggregate Gross Unrealized Depreciation	(451,950)	(77,464)
Net Unrealized Depreciation	(451,921)	(77,440)
Capital Loss Carryovers	(5,597,206)	(5,527,133)

Note 5.  Redemption Fees

Shares of the Growth Fund and the Growth & Income Fund held less than 180 days are subject to a 2% Redemption Fee.  Redemption Fees are paid to each Fund to offset transaction costs.

This report is provided for the general information of the shareholders of Millennium Funds, Inc. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Advisor

Millennium Capital Advisors, Inc.

400 Montgomery Street, Suite 800

San Francisco, California 94104

Custodian

Union Bank of California

475 Sansome Street

San Francisco, California 94111

Transfer Agent

Mutual Shareholder Services, LLC

8869 Brecksville Rd., Suite C

Brecksville, Ohio 44141

Legal Counsel

Kirkpatrick & Lockhart LLP

100 Pine Street, Suite 3200

San Francisco, California 94111-5218

Item 2.  Code of Ethics.   Not applicable to Semi-Annual Reports for the period ended December 31, 2002.

Item 3.  Audit Committee Financial Expert. Not applicable to Semi-Annual Reports for the period ended December 31, 2002.

Items 4-8.  Reserved

Item 9.  Controls and Procedures.  Not applicable to Reports for the period ended December 31, 2002.

Item 10.  Exhibits.  Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Millennium Funds, Inc.

By /s/Lisa Dowlett

     Lisa Dowlett

     President and Treasurer

Date March 10, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Lisa Dowlett

     Lisa Dowlett

     President and Treasurer

Date March 10, 2003

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